At December 31, 2021 and 2020, property and equipment consist of the following: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 900,000	$ 1,412,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(652,000)	(1,301,000)
Property, Plant and Equipment, Net	248,000	111,000
T U R N O N G R E E N I N C [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,412,000	$ 1,394,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(1,301,000)	(1,276,000)
Property, Plant and Equipment, Net		111,000	118,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	667,000	680,000
Machinery and Equipment [Member] | T U R N O N G R E E N I N C [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		679,000	661,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		483,000
Computer Equipment [Member] | T U R N O N G R E E N I N C [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		484,000	484,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	97,000	160,000
Office Equipment [Member] | T U R N O N G R E E N I N C [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		160,000	160,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 72,000	89,000
Leasehold Improvements [Member] | T U R N O N G R E E N I N C [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 89,000	$ 89,000